Expense Example, No Redemption - A C I Shares - JPMorgan Global Bond Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	463	686	927	1,617	132	469	830	1,710	66	245	438	998